UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549

                                                 Form 13F

                                          FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                11/12/04
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              139
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Form 13F Information Table Value Total:            $ 2,953,543  (thousands)
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List of Other Included Managers:                     NONE


Column 1                   Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                           Voting Authority
                           Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer             of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
--------------------------- --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

AMR Corp.                  NOTE 4.5% 2/1   001765BB1       3,006  5,000,000 PRN        SOLE             5,000,000
AT&T Wireless Services Inc.COM             00209A106       2,956    200,000 SH         SOLE               200,000
AT&T Wireless Svcs Inc.    CALL            00209A906          13      2,500 SH  CALL   SOLE                 2,500
Advanced Fibre Comms, Inc. COM             00754A105       6,641    417,700 SH         SOLE               417,700
Agere Systems Inc. Class A COM             00845V100       1,208  1,150,000 SH         SOLE             1,150,000
Alexion Pharms Inc.        COM             015351109       4,248    235,979 SH         SOLE               235,979
Allegheny Energy Inc.      COM             017361106       3,192    200,000 SH         SOLE               200,000
Alliant Energy Corp        COM             018802108       4,031    162,000 SH         SOLE               162,000
Amazon.com Inc             PUT             023135956         144      2,051 SH  PUT    SOLE                 2,051
Amazon.com Inc.            NOTE 4.75% 2/0  023135AF3       3,980  4,000,000 PRN        SOLE             4,000,000
Amerada Hess Corp          COM             023551104      62,300    700,000 SH         SOLE               700,000
Ameren Corporation         COM             023608102      11,621    251,800 SH         SOLE               251,800
American Express Co.       COM             025816109       5,197    101,000 SH         SOLE               101,000
Amkor Technology Inc       NOTE 5.75% 6/0  031652AN0       5,295  6,000,000 PRN        SOLE             6,000,000
Anadarko Petroleum Corp    COM             032511107      99,540  1,500,000 SH         SOLE             1,500,000
Arch Coal Inc.             COM             039380100       1,029     29,000 SH         SOLE                29,000
Arrow Electronics Inc.     COM             042735100         472     20,900 SH         SOLE                20,900
BJ Services Co.            NOTE .5% 4/2    055482AF0       1,305  1,500,000 PRN        SOLE             1,500,000
Baker Hughes Inc           COM             057224107     145,719  3,333,000 SH         SOLE             3,333,000
Bank of America Corp.      COM             060505104     197,152  4,550,000 SH         SOLE             4,550,000
Boise Cascade Corp         COM             097383103       1,657     49,800 SH         SOLE                49,800
Bowater Inc.               PUT             102183950          94      1,600 SH  PUT    SOLE                 1,600
Cablevision Systems Corp.  PUT             12686C959          25      1,000 SH  PUT    SOLE                 1,000
Cell Therapeutics, Inc.    COM             150934107      12,424  1,811,100 SH         SOLE             1,811,100
Choicepoint Inc.           COM             170388102      16,732    392,300 SH         SOLE               392,300
Chubb Corp.                CORP UNIT %     171232309       2,380     85,000 SH         SOLE                85,000
Church & Dwight Co., Inc.  COM             171340102      20,203    720,000 SH         SOLE               720,000
CIENA Corporation          NOTE 3.75% 2/0  171779AA9      22,525 26,500,000 PRN        SOLE            26,500,000
Cinergy Corporation        COM             172474108       3,366     85,000 SH         SOLE                85,000
Citigroup Inc.             COM             172967101      88,240  2,000,000 SH         SOLE             2,000,000
Coeur d'Alene Mines Corp   COM             192108108      12,767  2,693,400 SH         SOLE             2,693,400
ConocoPhillips             COM             20825C104      16,661    201,100 SH         SOLE               201,100
CONSOL Energy Inc.         COM             20854P109       2,791     80,000 SH         SOLE                80,000
Consolidated Edison Inc.   COM             209115104      13,621    324,000 SH         SOLE               324,000
Crompton Corp.             COM             227116100       1,898    200,000 SH         SOLE               200,000
DTE Energy Company         COM             233331107      12,657    300,000 SH         SOLE               300,000
Delta Air Lines Inc.       COM             247361108       4,277  1,300,000 SH         SOLE             1,300,000
Disney, Walt & Co.         COM             254687106       3,540    157,000 SH         SOLE               157,000
Dollar General Corp        COM             256669102       2,015    100,000 SH         SOLE               100,000
ECI Telecom Limited        ORD             268258100      20,017  2,863,700 SH         SOLE             2,863,700
EchoStar Comms Corp        COM             278762109         778     25,000 SH         SOLE                25,000
Eclipsys Corp              COM             278856109      30,858  1,978,100 SH         SOLE             1,978,100
El Paso Electric Co        COM             283677854      10,502    653,500 SH         SOLE               653,500
Entergy Corporation        COM             29364G103      14,546    240,000 SH         SOLE               240,000
Exelon Corporation         COM             30161N101      55,982  1,525,800 SH         SOLE             1,525,800
FPL Group Inc.             COM             302571104       3,416     50,000 SH         SOLE                50,000
Fuel-Tech N.V.             COM             359523107          49     10,000 SH         SOLE                10,000
General Mills Inc.         PUT             370334954          13      2,500 SH  PUT    SOLE                 2,500
Grant Prideco Inc.         COM             38821G101      40,570  1,980,000 SH         SOLE             1,980,000
Halliburton Company        COM             406216101       1,954     58,000 SH         SOLE                58,000
Home Depot Inc.            COM             437076102      19,600    500,000 SH         SOLE               500,000
International Game Tech    PUT             459902952          20      4,000 SH  PUT    SOLE                 4,000
Interstate Bakeries        COM             46072H108       1,402    359,500 SH         SOLE               359,500
Invitrogen Corporation     COM             46185R100       3,849     70,000 SH         SOLE                70,000
MSCI Jpn Index Fund        MSCI JAPAN      464286848      77,600  8,000,000 SH         SOLE             8,000,000
S&P Midcap 400 Index Fund  S&P MIDCAP 400  464287507       3,328     28,000 SH         SOLE                28,000
JP Morgan Chase & Co       COM             46625H100     247,419  6,227,500 SH         SOLE             6,227,500
Jetblue Awys Corp          PUT             477143951         440      1,750 SH  PUT    SOLE                 1,750
Jetblue Airways Corp.      NOTE 3.5% 7/1   477143AB7       2,792  3,000,000 PRN        SOLE             3,000,000
KFx Inc.                   COM             48245L107         154     20,000 SH         SOLE                20,000
Key Energy Svcs Inc.       COM             492914106      11,050  1,000,000 SH         SOLE             1,000,000
King Pharmaceuticals Inc.  DBCV 2.75% 11/1 495582AG3      34,785 36,000,000 PRN        SOLE            36,000,000
Kohl's Corporation         COM             500255104      49,236  1,021,700 SH         SOLE             1,021,700
Manpower Inc.              COM             56418H100       3,559     80,000 SH         SOLE                80,000
Massey Energy Co           COM             576206106      20,830    720,000 SH         SOLE               720,000
May Department Stores Inc. COM             577778103       3,604    140,600 SH         SOLE               140,600
McDATA Corporation         CL A            580031201       1,258    250,000 SH         SOLE               250,000
Medicines Company          COM             584688105      28,485  1,180,000 SH         SOLE             1,180,000
Merck & Company Inc.       COM             589331107       6,600    200,000 SH         SOLE               200,000
Microsoft Corporation      CALL            594918904          85      2,000 SH  CALL   SOLE                 2,000
Microsoft Corporation      PUT             594918954         100      1,000 SH  PUT    SOLE                 1,000
Microchip Technology Inc.  COM             595017104         653     24,338 SH         SOLE                24,338
Microchip Technology Inc   CALL            595017904           5      1,000 SH  CALL   SOLE                 1,000
Microchip Technology Inc   PUT             595017954          55      1,000 SH  PUT    SOLE                 1,000
Murphy Oil Corporation     COM             626717102      42,517    490,000 SH         SOLE               490,000
Nabi Biopharmaceuticals IncCOM             629519109      10,003    747,600 SH         SOLE               747,600
Nortel Networks Corp.      NOTE 4.25% 9/0  656568AB8      25,407 26,500,000 PRN        SOLE            26,500,000
OGE Energy Corp.           COM             670837103       5,046    200,000 SH         SOLE               200,000
OSI Pharmaceuticals Inc.   COM             671040103      35,647    580,000 SH         SOLE               580,000
Onyx Pharmaceuticals Inc.  COM             683399109      29,948    696,300 SH         SOLE               696,300
PG&E Corporation           COM             69331C108      65,418  2,151,900 SH         SOLE             2,151,900
PPL Corporation            COM             69351T106      90,921  1,927,100 SH         SOLE             1,927,100
Peabody Energy Corp        COM             704549104      70,210  1,180,000 SH         SOLE             1,180,000
Pfizer Inc.                COM             717081103       1,836     60,000 SH         SOLE                60,000
Pinnacle West Capital Corp COM             723484101       4,980    120,000 SH         SOLE               120,000
Premcor Inc.               COM             74045Q104      37,961    986,000 SH         SOLE               986,000
Province Healthcare Co     COM             743977100       5,753    275,000 SH         SOLE               275,000
Public Service Ent Group InCOM             744573106       3,885     91,200 SH         SOLE                91,200
Puget Energy Inc.          COM             745310102       9,280    408,800 SH         SOLE               408,800
Quest Software Inc.        COM             74834T103       6,215    558,900 SH         SOLE               558,900
R.H. Donnelley Corp        COM             74955W307      67,149  1,360,400 SH         SOLE             1,360,400
Rayovac Corporation        COM             755081106       1,318     50,000 SH         SOLE                50,000
Redback Networks Inc.      COM             757209507          47      8,999 SH         SOLE                 8,999
Regeneron Pharm Inc.       COM             75886F107      17,360  2,000,000 SH         SOLE             2,000,000
Reliant Resources Inc.     NOTE 5% 8/1     75952BAD7       9,045  7,000,000 PRN        SOLE             7,000,000
Rogers Communications Inc. DBCV 2% 11/2    775109AE1       9,769 10,150,000 PRN        SOLE            10,150,000
Rowan Companies Inc.       COM             779382100       2,640    100,000 SH         SOLE               100,000
S&P 500 SPDR Trust         UNIT SER 1      78462F103      11,176    100,000 SH         SOLE               100,000
Safeway Inc.               COM             786514208         730     37,800 SH         SOLE                37,800
Schlumberger Ltd.          COM             806857108     205,854  3,058,300 SH         SOLE             3,058,300
Schlumberger Ltd.          DBCV 1.5% 6/0   806857AC2       3,292  3,000,000 PRN        SOLE             3,000,000
Sierra Pacific Resources   NOTE 7.25% 2/1  826428AF1      17,454  8,000,000 PRN        SOLE             8,000,000
Six Flags Inc.             COM             83001P109       2,720    500,000 SH         SOLE               500,000
Smurfit-Stone Container CorCOM             832727101      19,370  1,000,000 SH         SOLE             1,000,000
Sotheby's Holdings Inc.    CL A            835898107       5,628    358,000 SH         SOLE               358,000
Southwest Gas Corporation  COM             844895102         479     20,000 SH         SOLE                20,000
Sprint Corp                CALL            852061900          79        690 SH  CALL   SOLE                   690
Sun Healthcare Group Inc.  COM             866933401         801    100,000 SH         SOLE               100,000
Suncor Energy Inc.         COM             867229106      32,010  1,000,000 SH         SOLE             1,000,000
Teco Energy Inc.           COM             872375100       7,308    540,100 SH         SOLE               540,100
TXU Corp.                  COM             873168108      41,896    874,300 SH         SOLE               874,300
Telewest Global Inc.       COM             87956T107       6,285    540,885 SH         SOLE               540,885
Tesoro Petroleum Corp      COM             881609101      31,154  1,055,000 SH         SOLE             1,055,000
Texas Genco Holdings Inc.  COM             882443104         933     20,000 SH         SOLE                20,000
3Com Corporation           COM             885535104         844    200,000 SH         SOLE               200,000
3M Company                 COM             88579Y101       1,607     20,100 SH         SOLE                20,100
Toys R Us Inc.             COM             892335100      34,593  1,950,000 SH         SOLE             1,950,000
Tyco International Ltd.    COM             902124106       5,813    189,600 SH         SOLE               189,600
USEC Inc.                  COM             90333E108         207     20,000 SH         SOLE                20,000
Unisource Energy Corp      COM             909205106       4,831    198,400 SH         SOLE               198,400
United Parcel Service Inc. CL B            911312106      37,960    500,000 SH         SOLE               500,000
Valero Energy Corp         COM             91913Y100     112,013  1,396,500 SH         SOLE             1,396,500
Veeco Instruments Inc.     COM             922417100      11,899    567,438 SH         SOLE               567,438
Veritas Software Corp      COM             923436109         356     20,000 SH         SOLE                20,000
Viacom Inc. Class B        CL B            925524308       1,678     50,000 SH         SOLE                50,000
Vicuron Pharm Inc.         COM             926471103      17,535  1,194,500 SH         SOLE             1,194,500
Watson Pharm Inc           PUT             942683953          22      3,880 SH  PUT    SOLE                 3,880
Westar Energy Inc.         COM             95709T100       5,545    274,500 SH         SOLE               274,500
Western Digital Corp       COM             958102105       1,978    225,000 SH         SOLE               225,000
Wyeth Inc.                 COM             983024100       1,298     34,700 SH         SOLE                34,700
Frontline LTD              ORD             G3682E127       3,077     65,200 SH         SOLE                65,200
GlobalSantaFe Corp         SHS             G3930E101      45,975  1,500,000 SH         SOLE             1,500,000
Noble Corporation          SHS             G65422100      60,278  1,341,000 SH         SOLE             1,341,000
Seagate Technology         SHS             G7945J104       2,096    155,000 SH         SOLE               155,000
Ship Finance Intl Ltd      SHS             G81075106         131      6,520 SH         SOLE                 6,520
Transocean Inc.            ORD             G90078109     169,776  4,745,000 SH         SOLE             4,745,000
ECtel Ltd.                 ORD             M29925100         326    148,026 SH         SOLE               148,026
Royal Caribbean Cruises LtdPUT             V7780T953          50      1,000 SH  PUT    SOLE                 1,000
OMI Corporation            COM             Y6476W104       1,615    100,800 SH         SOLE               100,800

Grand Total                                            2,953,543

